Property and Equipment, Net - Additional Information (Detail) - CNY (¥)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense	¥ 5,312,000	¥ 5,396,000	¥ 9,327,000
Impairment charges	¥ 0	¥ 0	¥ 0